NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Schedule of Notes Payable) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total notes payable	$ 298	$ 481
Year-end average interest rates	8.28%	4.37%
Commercial paper
Short-term Debt [Line Items]
Total notes payable	$ 10	$ 231
Notes payable to banks and other lenders
Short-term Debt [Line Items]
Total notes payable	$ 288	$ 250